Related Party Transactions	9 Months Ended
Sep. 30, 2023
Related Party Transactions [Abstract]
Related party transactions	RELATED PARTY TRANSACTIONS
a) Transactions with existing related parties:

Amounts due from related parties as of September 30, 2023 and December 31, 2022 consisted of the following:

(in thousands of $)	September 30, 2023	December 31, 2022
Avenir (1)	7,202	3,472
MGAS (2)	61	—
Total	7,263	3,472
(1) Avenir - Non-current amounts due from Avenir are comprised primarily of unpaid debt guarantee fees, a revolving shareholder loan and related interest and fees.
In 2021, we advanced a one year revolving shareholder loan of $1.8 million to Avenir. In October 2022, the revolving shareholder loan was extended to three years. The facility bears a fixed interest rate of 5% per annum which was amended to 7% in May 2023. Concurrently, we loaned a further $3.5 million to Avenir, totaling to $5.3 million. As of September 30, 2023, the shareholder loan is fully drawn. The combined interest and commitment fee receivables on the undrawn portion of the loan amounted to $0.2 million and $0.1 million for the nine months ended September 30, 2023 and 2022, respectively.
(2) MGAS - Current amounts due from MGAS are unsecured, interest-free and intended to be settled in the ordinary course of business.
b) Transactions with former related parties

Following the sale of our CoolCo shares in March 2023, CoolCo ceased to be a related party and subsequent transactions with CoolCo and its subsidiaries were treated as third party transactions and settled under normal payment terms.

Net revenues: Summarized below are the transactions with CoolCo and its subsidiaries for the period from January 1, 2023 to March 2, 2023 and for the nine months ended September 30, 2022:

(in thousands of $)	Period ended January 1, 2023 to March 2, 2023	Nine months ended September 30, 2022
Management and administrative services revenue (1)	588	2,217
Ship management fees revenue (2)	—	1,249
Ship management fees expense (3)	(333)	(2,934)
Debt guarantee fees (4)	175	563
Commitment fees (5)	21	86
Total	451	1,181
(1) Management and administrative services revenue – Golar Management Limited (“Golar Management”), a wholly-owned subsidiary of Golar, and Golar Management (Bermuda) Ltd, entered into the transition services agreement with CoolCo (the “CoolCo TSA” which was subsequently replaced with the CoolCo ASA), pursuant to which we provided corporate administrative services to CoolCo, with a fee. The CoolCo ASA expired on June 30, 2023.
(2) Ship management fee revenue – We provided commercial and technical management services to the LNG carriers subsequent to their disposal to CoolCo under the existing management agreements, however the CoolCo TSA revised the annual management fee payable to us per vessel. On June 30, 2022, upon completion of the CoolCo Disposal, the ship management agreements were terminated.
(3) Ship management fee expense – Following completion of the CoolCo Disposal in June 2022, we entered into ship management agreements with CoolCo, for CoolCo to manage our LNG carriers, the Golar Arctic and Golar Tundra, amounting to $0.2 million and $0.3 million and provision of FLNG crewing services, amounting to $nil and $0.1 million fees for the period from January 1, 2023 to March 2, 2023 and for the nine months ended September 30, 2022, respectively.
We also entered into an agreement to sub-contract our contractual vessel management obligations for LNG Croatia and NFE’s fleet of vessels to CoolCo, amounting to $0.1 million and $2.6 million for the period from January 1, 2023 to March 2, 2023 and for the nine months ended September 30, 2022, respectively. The ship management fee revenue of $nil and $2.4 million received for the period from January 1, 2023 to March 2, 2023 and for the nine months ended September 30, 2022, respectively, in relation to NFE’s fleet of vessels, is passed on at cost to CoolCo as our subcontracting ship management expenses presented on “Administrative expenses” in the consolidated statements of operations.
(4) Debt guarantee fees – We agreed to remain as the guarantor of the payment obligations for the sale and lease-back obligations of two of the disposed subsidiaries, which are the disponent owners of the Golar Ice and Golar Kelvin, in exchange for a guarantee fee of 0.5% on the outstanding principal balances of $185.3 million. The compensation amounted to $0.2 million and $0.6 million for the period from January 1, 2023 to March 2, 2023 and for the nine months ended September 30, 2022, respectively.
(5) Commitment fees – We advanced a two years revolving credit facility of $25.0 million to CoolCo which bears a fixed interest rate and commitment fee on the undrawn loan of 5% and 0.5% per annum, respectively. The commitment fee amounted to $21.0 thousand and $86.0 thousand for the period from January 1, 2023 to March 2, 2023 and for the nine months ended September 30, 2022, respectively. CoolCo terminated the revolving credit facility on May 28, 2023.

The balances with CoolCo and its subsidiaries as of December 31, 2022 consisted of the following:

(in thousands of $)	December 31, 2022
Balance due from CoolCo and subsidiaries (6)	394

(6) CoolCo and its subsidiaries - Amounts due to/from CoolCo and its subsidiaries are comprised primarily of unpaid management fees, amounts arising from the results of CoolCo’s vessels participating in the Cool Pool, revolving credit facility commitment fees and other related arrangements. Payables and receivables are generally settled quarterly in arrears. Balances owing to or due from CoolCo and its subsidiaries are unsecured, interest-free and intended to be settled in the ordinary course of business.
Other transactions:

Net Cool Pool expenses - The eight TFDE vessels sold in the CoolCo Disposal during the nine months ended September 30, 2022 were previously managed by Golar under the terms of the Cool Pool. The net expenses relating to the CoolCo’s vessels participation in the pool amounted to $3.7 million for the nine months ended September 30, 2022. There was no comparable expense for the period from January 1, 2023 to March 2, 2023. This is presented in our unaudited consolidated statement of operations in the line item “Net income/(loss) from discontinued operations”.

Subleases with CoolCo - Following the completion of the CoolCo Disposal, we entered into a sublease to share office space with CoolCo which amounted to an income of $0.1 million and $0.4 million for the period from January 1, 2023 to March 2, 2023 and for the nine months ended September 30, 2022, respectively.
Share-based payment to CoolCo employees - Following the completion of the CoolCo Disposal, we agreed to honor the restricted stock units granted to the officers and employees in the shipping and FSRU management business that CoolCo acquired. The net expenses relating to these share-based payments amounted to $53.0 thousand and $66.7 thousand for the period from January 1, 2023 to March 2, 2023 and for the nine months ended September 30, 2022, respectively, and is included in the line item “Net income/(losses) from equity method investments.”